S000049941 [Member] Expense Example - AMG GW&K SMALL/MID CAP CORE FUND	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	$ 1,014